Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
NOTE 19. LEASES
Lessee Accounting
The components of the Company’s lease costs for the years ended December 31, were as follows:

(In millions)	2023	2022	2021
Fixed lease cost	$16.5	$15.1	$13.6
Variable lease cost	4.0	3.0	2.0

Total operating lease cost	$20.5	$18.1	$15.6

Included within operating lease costs are short-term lease costs, which were $1.4 million, $1.3 million, and $0.9 million for the years ended December 31, 2023, 2022, and 2021, respectively, and sublease income which was immaterial for the years ended December 31, 2023, 2022, and 2021. The Company’s finance lease cost was immaterial for the years ended December 31, 2023, 2022, and 2021.
Supplemental cash flow information related to the Company’s leases for the years ended December 31, was as follows:

(In millions)	2023	2022	2021
Operating cash flows from operating leases	$15.0	$12.8	$12.2
Right-of-use assets obtained in exchange for new operating lease liabilities	$10.8	$12.0	$18.3

Financing cash flows from finance leases were immaterial for the years ended December 31, 2023, 2022, and 2021.
Right-of-use
assets obtained in exchange for new finance lease liabilities were $1.2 million for the year ended December 31, 2023 and immaterial for the years ended December 31, 2022, and 2021.
Supplemental balance sheet information related to the Company’s leases as of December 31, was as follows:

(In millions)	Balance Sheet Classification	2023	2022	2021
Lease ROU assets:
Operating	Other assets	$37.3	$37.5	$30.7
Finance (a)	Net property, plant and equipment	4.7	4.0	3.2

Total lease ROU assets		$42.0	$41.5	$33.9

Lease liabilities:
Current:
Operating	Other current liabilities	$12.2	$10.5	$9.5
Finance (a)	Other current liabilities	0.9	0.5	—
Long-term:
Operating	Other liabilities	27.2	29.1	23.0
Finance (a)	Other liabilities	1.4	0.9	—

Total lease liabilities		$41.7	$41.0	$32.5

(a)
Finance leases include real estate leases for which the Company is a lessee for an indefinite lease term. However, these finance leases have no lease liability outstanding as of December 31, 2023 as no amounts are due under the lease.

The following table presents the weighted-average remaining lease term and discount rates for the leases for which the Company is the lessee:

(In millions)	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	4.3	5.3	2.9
Finance leases (a)	3.0	3.0	4.3
Weighted-average discount rate
Operating leases	5.3%	4.7%	4.0%
Finance leases (a)	5.9%	4.7%	4.1%

(a)	Excludes real estate finance leases for which the Company is a lessee for an indefinite lease term and has no lease liability outstanding as of December 31, 2023.
The majority of ROU assets and lease liabilities, approximately 83%, relate to real estate leases, with the remaining amount primarily comprised of vehicle leases.
Maturity of operating and finance lease liabilities as of December 31, 2023, in millions:

	Operating Leases	Finance Leases
Year 1 (a)	$13.8	$1.0
Year 2	10.7	0.8
Year 3	6.8	0.5
Year 4	4.8	0.2
Year 5	3.0	—
After Year 5	5.0	—

Total lease payments	$44.1	$2.5
Less: Interest on lease payments	(4.7)	(0.2)

Present value of lease liabilities	$39.4	$2.3

(a) Represents the next 12 months
Refer to Note 21. Related Party Transactions for details of operating lease agreements
with related parties.
Lessor Accounting
Operating Leases:
The following tables provide the required information regarding operating leases for which the Company is the lessor.
Operating Lease Revenue:

(In millions)	December 31, 2023	December 31, 2022	December 31, 2021
Fixed payment revenue	$63.8	$65.4	$66.1
Variable payment revenue	33.8	33.1	24.9

Total	$97.6	$98.5	$91.0

Operating Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$40.3
Year 2	38.4
Year 3	35.6
Year 4	24.2
Year 5	11.4
After Year 5	13.1

Total lease receivables	$163.0

(a) Represents the next 12 months
Sales-Type Leases:
Sales-Type Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$1.9
Year 2	0.6
Year 3	0.3
After Year 3	0.4

Total lease receivables	$3.2

(a) Represents the next 12 months
Sales-type lease revenue was $5.2 million, $4.9 million, and $11.6 million for the years ended December 31, 2023, 2022, and 2021 respectively.
Our net investment in sales-type leases were classified in the Consolidated Balance Sheets as of December 31, as follows:

(In millions)	2023	2022	2021
Trade receivables, net of allowances	$4.8	$5.4	$5.0
Other assets	2.0	0.9	2.5

Total	$6.8	$6.3	$7.5

Leases
NOTE 19. LEASES
Lessee Accounting
The components of the Company’s lease costs for the years ended December 31, were as follows:

(In millions)	2023	2022	2021
Fixed lease cost	$16.5	$15.1	$13.6
Variable lease cost	4.0	3.0	2.0

Total operating lease cost	$20.5	$18.1	$15.6

Included within operating lease costs are short-term lease costs, which were $1.4 million, $1.3 million, and $0.9 million for the years ended December 31, 2023, 2022, and 2021, respectively, and sublease income which was immaterial for the years ended December 31, 2023, 2022, and 2021. The Company’s finance lease cost was immaterial for the years ended December 31, 2023, 2022, and 2021.
Supplemental cash flow information related to the Company’s leases for the years ended December 31, was as follows:

(In millions)	2023	2022	2021
Operating cash flows from operating leases	$15.0	$12.8	$12.2
Right-of-use assets obtained in exchange for new operating lease liabilities	$10.8	$12.0	$18.3

Financing cash flows from finance leases were immaterial for the years ended December 31, 2023, 2022, and 2021.
Right-of-use
assets obtained in exchange for new finance lease liabilities were $1.2 million for the year ended December 31, 2023 and immaterial for the years ended December 31, 2022, and 2021.
Supplemental balance sheet information related to the Company’s leases as of December 31, was as follows:

(In millions)	Balance Sheet Classification	2023	2022	2021
Lease ROU assets:
Operating	Other assets	$37.3	$37.5	$30.7
Finance (a)	Net property, plant and equipment	4.7	4.0	3.2

Total lease ROU assets		$42.0	$41.5	$33.9

Lease liabilities:
Current:
Operating	Other current liabilities	$12.2	$10.5	$9.5
Finance (a)	Other current liabilities	0.9	0.5	—
Long-term:
Operating	Other liabilities	27.2	29.1	23.0
Finance (a)	Other liabilities	1.4	0.9	—

Total lease liabilities		$41.7	$41.0	$32.5

(a)
Finance leases include real estate leases for which the Company is a lessee for an indefinite lease term. However, these finance leases have no lease liability outstanding as of December 31, 2023 as no amounts are due under the lease.

The following table presents the weighted-average remaining lease term and discount rates for the leases for which the Company is the lessee:

(In millions)	2023	2022	2021
Weighted-average remaining lease term (years)
Operating leases	4.3	5.3	2.9
Finance leases (a)	3.0	3.0	4.3
Weighted-average discount rate
Operating leases	5.3%	4.7%	4.0%
Finance leases (a)	5.9%	4.7%	4.1%

(a)	Excludes real estate finance leases for which the Company is a lessee for an indefinite lease term and has no lease liability outstanding as of December 31, 2023.
The majority of ROU assets and lease liabilities, approximately 83%, relate to real estate leases, with the remaining amount primarily comprised of vehicle leases.
Maturity of operating and finance lease liabilities as of December 31, 2023, in millions:

	Operating Leases	Finance Leases
Year 1 (a)	$13.8	$1.0
Year 2	10.7	0.8
Year 3	6.8	0.5
Year 4	4.8	0.2
Year 5	3.0	—
After Year 5	5.0	—

Total lease payments	$44.1	$2.5
Less: Interest on lease payments	(4.7)	(0.2)

Present value of lease liabilities	$39.4	$2.3

(a) Represents the next 12 months
Refer to Note 21. Related Party Transactions for details of operating lease agreements
with related parties.
Lessor Accounting
Operating Leases:
The following tables provide the required information regarding operating leases for which the Company is the lessor.
Operating Lease Revenue:

(In millions)	December 31, 2023	December 31, 2022	December 31, 2021
Fixed payment revenue	$63.8	$65.4	$66.1
Variable payment revenue	33.8	33.1	24.9

Total	$97.6	$98.5	$91.0

Operating Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$40.3
Year 2	38.4
Year 3	35.6
Year 4	24.2
Year 5	11.4
After Year 5	13.1

Total lease receivables	$163.0

(a) Represents the next 12 months
Sales-Type Leases:
Sales-Type Lessor Maturity Analysis as of December 31, 2023, in millions:

Year 1 (a)	$1.9
Year 2	0.6
Year 3	0.3
After Year 3	0.4

Total lease receivables	$3.2

(a) Represents the next 12 months
Sales-type lease revenue was $5.2 million, $4.9 million, and $11.6 million for the years ended December 31, 2023, 2022, and 2021 respectively.
Our net investment in sales-type leases were classified in the Consolidated Balance Sheets as of December 31, as follows:

(In millions)	2023	2022	2021
Trade receivables, net of allowances	$4.8	$5.4	$5.0
Other assets	2.0	0.9	2.5

Total	$6.8	$6.3	$7.5